Condensed Consolidated Statements of Operations (Q2) (Unaudited) - USD ($) shares in Thousands, $ in Thousands	3 Months Ended		6 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2019	Dec. 31, 2018
Revenue:
Total revenue
Costs and Expenses:
Costs of sales and operating
General and administrative expenses	1,332	1,793	1,932	3,257
Stock-based expense	577	102	577	316
Depreciation and amortization	14	8	27	19
Total costs and expenses	1,923	1,903	2,536	3,592
Operating loss	(1,923)	(1,903)	(2,536)	(3,592)
Non-operating (income)/expense:
Equity losses of Joint Ventures	322	100	322	24
Foreign currency (gain)/ losses, net	1	(31)	11	91
Interest expense	257	329	601	653
Interest income	(10)	(7)	(12)	(24)
Loss on extinguishment of debenture	17,941		17,941
Loss on fair value adjustments of derivative liabilities	913	(702)	879	(1,510)
Net loss	(21,347)	(1,592)	(22,278)	(2,826)
Less: net loss attributable to noncontrolling interests
Net loss attributable to SES stockholders	$ (21,347)	$ (1,592)	$ (22,278)	$ (2,826)
Net income/(loss) per share (Basic and Diluted):
Net income/(loss) attributable to SES stockholders	$ (13.78)	$ (1.16)	$ (15.13)	$ (2.05)
Weighted average common shares outstanding (Basic):	1,550	1,378	1,472	1,378
Technology Licensing - Related Party [Member]
Revenue:
Total revenue
Technology Licensing and Related Services [Member]
Revenue:
Total revenue